Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
TETON WESTWOOD MIGHTY MITES FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	11.38%	6.33%	7.82%
TETON WESTWOOD MIGHTY MITES FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.33%	2.14%	4.98%
TETON WESTWOOD MIGHTY MITES FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.14%	4.54%	5.95%
TETON WESTWOOD MIGHTY MITES FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	6.95%	5.47%	7.26%
TETON WESTWOOD MIGHTY MITES FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	9.55%	5.53%	7.02%
TETON WESTWOOD MIGHTY MITES FUND Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.75%	6.60%	8.10%
TETON WESTWOOD MIGHTY MITES FUND Class I | Russell 2000 Index
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
TETON WESTWOOD MIGHTY MITES FUND Class I | Dow Jones U.S. Micro-cap Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Percent	13.96%	2.20%	6.74%
Keeley Small Cap Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	11.65%	12.43%
Keeley Small Cap Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	9.61%	10.50%
Keeley Small Cap Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	9.06%	9.86%
Keeley Small Cap Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	12.37%	10.73%	11.84%
Keeley Small Cap Fund CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	15.11%	10.80%	11.59%
Keeley Small Cap Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.28%	11.92%	12.71%
Keeley Small Cap Fund Class I | Russell 2000 Index
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Keeley Small Cap Fund Class I | Russell 2000 Value Index
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
TETON Convertible Securities Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	17.16%	1.95%	8.00%
TETON Convertible Securities Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.34%	(0.27%)	6.24%
TETON Convertible Securities Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.32%	0.78%	5.86%
TETON Convertible Securities Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	12.50%	1.12%	7.43%
TETON Convertible Securities Fund CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	15.36%	1.19%	7.19%
TETON Convertible Securities Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.50%	2.20%	8.28%
TETON Convertible Securities Fund Class I | ICE Bank of America Merrill Lynch U.S. Convertibles Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	5.05%	11.21%
TETON Convertible Securities Fund Class I | Standard & Poor’s 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
TETON WESTWOOD EQUITY FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	4.91%	7.11%	8.53%
TETON WESTWOOD EQUITY FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.68%	4.58%	6.07%
TETON WESTWOOD EQUITY FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	5.33%	6.46%
TETON WESTWOOD EQUITY FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	0.80%	6.25%	7.96%
TETON WESTWOOD EQUITY FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	19.44%	9.42%	9.29%
TETON WESTWOOD EQUITY FUND Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	7.38%	8.80%
TETON WESTWOOD EQUITY FUND Class I | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
TETON WESTWOOD BALANCED FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	7.78%	5.47%	6.65%
TETON WESTWOOD BALANCED FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.37%	3.20%	4.56%
TETON WESTWOOD BALANCED FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.87%	3.96%	4.95%
TETON WESTWOOD BALANCED FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	3.43%	4.63%	6.09%
TETON WESTWOOD BALANCED FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	4.69%	5.85%
TETON WESTWOOD BALANCED FUND Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	5.74%	6.91%
TETON WESTWOOD BALANCED FUND Class I | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
TETON WESTWOOD BALANCED FUND Class I | Bloomberg Barclays Government/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	(0.59%)	2.16%
TETON WESTWOOD BALANCED FUND Class I | 60% S&P 500 Index and 40% Barclays Government/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	13.48%	8.42%	9.76%